SCHEDULE OF INVESTMENTS
Thornburg California Limited Term Municipal Fund	June 30, 2021 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE
	LONG-TERM MUNICIPAL BONDS — 93.0%
	Alameda County Joint Powers Authority (Alameda County Medical Center Highland Hospital), Series A, 5.00% due 12/1/2024	$ 2,500,000	$ 2,787,175
	Alameda County Joint Powers Authority (Juvenile Justice), 5.00% due 12/1/2021	500,000	510,110
[a]	Alameda County Joint Powers Authority (Public Facilities Capital Projects), 5.00% due 12/1/2021	1,000,000	1,020,210
	Anaheim Public Financing Authority (Public Improvements; Insured: AGM), Series C, Zero Coupon due 9/1/2022	3,000,000	2,986,710
	Apple Valley Public Financing Authority (Insured: BAM), Series A, 4.00% due 6/1/2026 - 6/1/2028	990,000	1,174,577
	Bay Area Toll Authority (San Francisco Bay Area Toll Bridge),
[b]	Series A, 2.95% due 4/1/2047 (put 4/1/2026)	4,775,000	5,240,371
[b]	Series G, 2.00% due 4/1/2053 (put 4/1/2024)	1,500,000	1,556,085
	Bonita (Educational Facilities) USD GO, 5.00% due 8/1/2024 (pre-refunded 8/1/2022)	1,000,000	1,052,250
	Brentwood Infrastructure Financing Authority (Residential Single Family Development; Insured: AGM),
	5.00% due 11/1/2026	2,000,000	2,029,460
	Series A, 5.00% due 9/2/2021 - 9/2/2023	4,460,000	4,783,486
	California (Adventist Health System/West Obligated Group) HFFA, Series A, 4.00% due 3/1/2026	820,000	947,912
	California (Cedars-Sinai Medical Center Obligated Group) HFFA,
	5.00% due 8/15/2021 - 11/15/2024	2,650,000	2,868,789
	Series B, 5.00% due 8/15/2021	420,000	422,411
	California (Children’s Hospital Los Angeles Obligated Group) HFFA, Series A, 5.00% due 8/15/2030	2,190,000	2,679,443
	California (Children’s Hospital Los Angeles) HFFA, Series A, 5.00% due 11/15/2023	1,835,000	1,946,366
	California (Children’s Hospital of Orange County Obligated Group) HFFA, 5.00% due 11/1/2021 - 11/1/2028	4,345,000	5,090,445
[b]	California (Kaiser Foundation Hospitals) HFFA, Series C, 5.00% due 6/1/2041 (put 11/1/2029)	2,000,000	2,637,560
	California (Kaiser Permanente) HFFA, Series A-1, 5.00% due 11/1/2027	3,025,000	3,837,394
	California (PIH Health, Inc. Obligated Group) HFFA, Series A, 5.00% due 6/1/2027 - 6/1/2030	3,315,000	4,336,192
[b]	California (Providence St. Joseph Health Obligated Group) HFFA, 5.00% due 10/1/2039 (put 10/1/2027)	3,000,000	3,770,460
	California (St. Joseph Health System) HFFA, Series A, 5.00% due 7/1/2024	1,000,000	1,093,740
	California (Sutter Health Obligated Group) HFFA, Series A, 4.00% due 8/15/2040 (pre-refunded 8/15/2025)	1,000,000	1,147,070
	California Infrastructure and Economic Development Bank (The Scripps Research Institute), 5.00% due 7/1/2024 - 7/1/2027	850,000	1,003,575
	California Municipal Finance Authority (Biola University Residential Hall and Parking Structure), 5.00% due 10/1/2021 - 10/1/2023	555,000	581,669
	California Municipal Finance Authority (Biola University), 5.00% due 10/1/2021 - 10/1/2027	2,610,000	2,958,011
	California Municipal Finance Authority (Biola University, Inc.), 5.00% due 10/1/2030	1,000,000	1,211,660
	California Municipal Finance Authority (Collegiate Housing Foundation Davis-I, LLC-West Village; Insured: BAM), 5.00% due 5/15/2028	2,905,000	3,603,449
	California Municipal Finance Authority (Insured: BAM), 5.00% due 5/15/2025 - 5/15/2028	1,400,000	1,700,594
[b,c]	California Pollution Control Financing Authority (Republic Services, Inc.) AMT, 0.18% due 11/1/2042 (put 7/15/2021)	1,250,000	1,248,090
[b]	California Pollution Control Financing Authority (Waste Management, Inc.) AMT, Series A, 2.50% due 11/1/2038 (put 5/1/2024)	2,000,000	2,117,960
[b]	California Pollution Control Financing Authority AMT, Series A, 2.50% due 7/1/2031 (put 5/1/2024)	1,125,000	1,138,207
	California State Public Works Board (California School for the Deaf Riverside Campus), Series H, 5.00% due 4/1/2022	565,000	585,645
	California State Public Works Board (Correctional and Rehabilitation Facilities),
	Series A, 5.00% due 9/1/2022 - 9/1/2024	13,660,000	14,866,117
	Series G, 5.00% due 11/1/2022	1,500,000	1,595,880
	California State Public Works Board (Judicial Council Projects),
	Series A, 5.00% due 3/1/2023 - 3/1/2024	2,400,000	2,592,574
	Series D, 5.00% due 12/1/2021 - 12/1/2022	4,300,000	4,386,723
	California State Public Works Board (Laboratory Facility and San Diego Courthouse), Series I, 5.00% due 11/1/2023 - 11/1/2024	7,000,000	7,769,510
	California State Public Works Board (Yuba City Courthouse), Series D, 5.00% due 6/1/2022	1,950,000	2,036,736
[b]	California Statewide Communities Development Authority (Adventist Health System/West Obligated Group), Series A, 5.00% due 3/1/2037 (put 3/1/2027)	2,000,000	2,433,120
	California Statewide Communities Development Authority (CHF-Irvine, LLC), Series A, 5.00% due 5/15/2027	500,000	608,700
	California Statewide Communities Development Authority (Cottage Health System), 5.00% due 11/1/2025 (pre-refunded 11/1/2024)	135,000	156,038
	California Statewide Communities Development Authority (Cottage Health System) ETM,
	4.00% due 11/1/2021	150,000	151,863
	5.00% due 11/1/2022 - 11/1/2024	475,000	528,491
	California Statewide Communities Development Authority (Irvine East Campus Apartments), 5.00% due 5/15/2024 - 5/15/2027	2,000,000	2,274,140
[b]	California Statewide Communities Development Authority (Kaiser Foundation Hospitals), Series 2003-D, 5.00% due 5/1/2033 (put 11/1/2029)	3,500,000	4,613,175
	California Statewide Communities Development Authority (Methodist Hospital of Southern California Obligated Group), 5.00% due 1/1/2022 - 1/1/2024	960,000	1,021,265
[b]	California Statewide Communities Development Authority (Southern California Edison Company), 2.625% due 11/1/2033 (put 12/1/2023)	4,895,000	5,146,897
	California Statewide Communities Development Authority (Sutter Health Obligated Group), Series A, 5.00% due 8/15/2024 (pre-refunded 8/15/2022)	535,000	563,954
	Calipatria (Educational Facilities; Insured: ACA) USD GO, Series B, Zero Coupon due 8/1/2025	2,970,000	2,558,744
	Carson Redevelopment Successor Agency (Redevelopment Project Area No 1; Insured: AGM), Series A, 5.00% due 10/1/2026	500,000	572,425
	CDC Successor Agency of the City of Santee (Redevelopment and Low and Moderate Income Housing; Insured: BAM), Series A, 5.00% due 8/1/2025	550,000	645,084
	Chula Vista Elementary School District GO, Series A, 2.00% due 8/1/2021	4,000,000	4,006,040
	City and County of San Francisco (525 Golden Gate Avenue-Public Utilities Commission Office Project) COP, Series C, 5.00% due 11/1/2022	700,000	702,828
	City of Antioch Public Financing Authority (Municipal Facilities Project), 5.00% due 5/1/2022 - 5/1/2024	1,400,000	1,541,381
	City of Chula Vista (Police Facility Project) COP, 5.00% due 10/1/2024	1,700,000	1,958,502
	City of Chula Vista Financing Authority (Infrastructure, Facilities and Equipment), 5.00% due 5/1/2026 - 5/1/2027	3,500,000	4,277,680
	City of Clovis (Water System Facilities; Insured: BAM), 5.00% due 3/1/2022 - 3/1/2023	1,720,000	1,823,026

SCHEDULE OF INVESTMENTS, Continued
Thornburg California Limited Term Municipal Fund	June 30, 2021 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE
	City of Delano (Central California Foundation for Health) COP, 5.00% due 1/1/2024 (pre-refunded 1/1/2023)	$ 270,000	$ 289,478
	City of Irvine CA (Irvine Assessment District No 21-1; Insured: BAM), 4.00% due 9/2/2031	1,000,000	1,266,790
[d]	City of Los Angeles, 4.00% due 6/23/2022	5,000,000	5,188,950
	City of Manteca (Water Supply System), 5.00% due 7/1/2021 - 7/1/2023	1,650,000	1,680,660
	City of Norco CA, 5.00% due 9/1/2025	1,000,000	1,180,360
	City of San Jose Financing Authority (Civic Center Project), Series A, 5.00% due 6/1/2024 (pre-refunded 6/1/2023)	750,000	818,925
	City of San Jose Financing Authority (Civic Center Project) ETM, Series A, 5.00% due 6/1/2022 - 6/1/2023	1,745,000	1,867,246
	Compton (Insured: BAM) USD GO, Series B, 5.00% due 6/1/2028 - 6/1/2029	1,625,000	2,012,308
	Contra Costa County Schools Pooled Notes, Series A, 2.00% due 12/1/2021	2,000,000	2,012,960
	Contra Costa Transportation Authority, Series A, 5.00% due 3/1/2022	850,000	877,412
	Coronado Community Development Agency Successor Agency, Series A, 5.00% due 9/1/2022	585,000	617,321
	County of Los Angeles Redevelopment Refunding Authority (Bunker Hill Project), Series C, 5.00% due 6/1/2022 - 6/1/2024	2,500,000	2,701,195
	Cucamonga Valley Water District Financing Authority, Series B, 5.00% due 9/1/2025 - 9/1/2031	850,000	1,094,232
	Dinuba (CAP APPREC; Insured: AGM) USD GO, Zero Coupon due 8/1/2030	460,000	387,973
	Downey Public Financing Authority (Public Capital Improvements), 5.00% due 12/1/2025 - 12/1/2027	1,445,000	1,776,021
	Elk Grove Finance Authority (Poppy Ridge CFD No. 2003-1 and East Franklin CFD No. 2002-1), 5.00% due 9/1/2021 - 9/1/2025	1,200,000	1,319,188
	Emeryville Redevelopment Agency (Emeryville and Shellmound Park Projects; Insured: AGM), Series A, 5.00% due 9/1/2022 - 9/1/2024	9,095,000	10,026,366
	Escondido (Wastewater System), Series A, 5.00% due 9/1/2021	250,000	251,988
	Fontana Redevelopment Agency Successor Agency, Series A, 5.00% due 10/1/2021	3,975,000	4,022,740
	Fresno USD GO, Series C, 4.00% due 8/1/2026 - 8/1/2027	725,000	855,031
	Fullerton Redevelopment Agency Successor Agency, Series A, 4.00% due 9/1/2021	700,000	704,193
	Fullerton Redevelopment Agency Successor Agency (Insured: BAM), Series A, 4.00% due 9/1/2022 - 9/1/2025	3,050,000	3,296,606
	Glendale Community College District GO, Series B, 3.00% due 8/1/2021	525,000	526,265
	Grossmont Healthcare District GO, Series D, 5.00% due 7/15/2022	960,000	1,007,299
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2027	1,230,000	1,461,670
	Guam Power Authority (Electric Power System; Insured: AGM), Series A, 5.00% due 10/1/2021	1,275,000	1,289,599
	Guam Waterworks Authority (Water and Wastewater System), 5.00% due 7/1/2021 - 7/1/2027	2,760,000	3,054,894
	Hacienda La Puente (Educational Facilities; Insured: AGM) USD COP, 5.00% due 6/1/2022 - 6/1/2025	2,755,000	3,114,244
	Hemet (Insured: AGM) USD GO, Series A, 5.00% due 8/1/2021	650,000	652,613
	Jurupa Public Financing Authority (Insured: BAM), Series A, 5.00% due 9/1/2021 - 9/1/2025	3,220,000	3,509,517
	La Canada USD GO, Series B, 4.00% due 8/1/2022 - 8/1/2024	680,000	732,019
	La Quinta Redevelopment Agency (Redevelopment Project Areas No. 1 and 2) ETM, Series A, 5.00% due 9/1/2021 - 9/1/2023	4,500,000	4,775,325
	La Quinta Redevelopment Agency Successor Agency, Series A, 4.00% due 9/1/2027 (pre-refunded 9/1/2023)	410,000	443,640
	Lodi Public Financing Authority (City Police Building and Jail), 5.00% due 10/1/2021 - 10/1/2023	3,180,000	3,269,148
	Los Altos Elementary School District, 3.00% due 7/15/2021	2,425,000	2,427,570
	Los Angeles (Educational Facilities and Information Technology Infrastructure) USD GO,
	Series B, 5.00% due 7/1/2023	3,000,000	3,286,950
	Series D, 5.00% due 7/1/2022 - 7/1/2024	5,750,000	6,304,182
	Los Angeles County Schools Regionalized Business Services Corp. (Insured: AMBAC) COP, Series A, Zero Coupon due 8/1/2021	2,135,000	2,134,381
	Los Angeles Department of Airports AMT,
	Series A, 5.00% due 5/15/2029	4,000,000	4,773,880
	Series B, 5.00% due 5/15/2025 - 5/15/2026	7,220,000	8,576,659
	Los Angeles Department of Water & Power Water System Revenue, Series A, 5.00% due 7/1/2027	1,600,000	2,004,368
	Los Angeles Department of Water and Power (Power System Capital Improvements), Series A, 5.00% due 7/1/2025 - 7/1/2026	800,000	951,768
	Los Angeles USD GO, Series A, 5.00% due 7/1/2024	4,600,000	5,246,392
	Lynwood (Insured: AGM) USD GO, 5.00% due 8/1/2023	1,000,000	1,102,680
	Manteca Community Facilities District No. 1989-2 (Educational Facilities; Insured: AGM) USD, Series F, 5.00% due 9/1/2021 - 9/1/2023	1,250,000	1,305,355
	Milpitas Redevelopment Agency (Redevelopment Project Area No. 1), 5.00% due 9/1/2025	2,300,000	2,727,294
	Milpitas USD GO, 5.00% due 8/1/2021	585,000	587,340
	Modesto CA Wastewater Revenue, Series B, 5.00% due 11/1/2027 - 11/1/2030	4,000,000	5,191,337
	Modesto Irrigation District, 5.00% due 10/1/2021	225,000	227,761
	Modesto Irrigation District (San Joaquin Valley Electric System), Series A, 5.00% due 7/1/2022	1,295,000	1,352,886
	Moreno Valley Public Financing Authority (Public Improvements), 5.00% due 11/1/2024	1,455,000	1,677,062
	Mount San Jacinto Community College District GO, Series B, 5.00% due 8/1/2021	350,000	351,369
	Murrieta Valley Public Financing Authority (Educational Facilities; Insured: BAM) USD GO, 5.00% due 9/1/2023	1,080,000	1,189,782
	Norman Y Mineta San Jose International Airport SJC AMT, Series A, 5.00% due 3/1/2029 - 3/1/2031	1,545,000	2,019,747
	North City West School Facilities Financing Authority (Carmel Valley; Insured: AGM), Series A, 5.00% due 9/1/2021 - 9/1/2022	4,415,000	4,550,890
[b]	Northern California Energy Authority (Commodity Supply Revenue), Series A, 4.00% due 7/1/2049 (put 7/1/2024)	5,000,000	5,526,800
	Oakland (County of Alameda Educational Facilities) USD GO, Series A, 5.00% due 8/1/2022 - 8/1/2025	2,745,000	3,074,915
	Oceanside (Insured: AGM) USD GO, Series F, 4.00% due 8/1/2021 - 8/1/2023	1,725,000	1,791,769
	Palomar Pomerado Health (Insured: Natl-Re) GO, Series A, Zero Coupon due 8/1/2021	2,850,000	2,848,461
	Pittsburg Successor Agency Redevelopment Agency (Insured: AGM), Series A, 5.00% due 9/1/2021	1,000,000	1,007,460
	Pomona Public Financing Authority (Facilities Improvements; Insured: AGM), Series BC, 4.00% due 6/1/2024 - 6/1/2026	725,000	811,232
	Rancho Santa Fe Community Services District Financing Authority, Series A, 5.00% due 9/1/2025	1,745,000	2,018,267
	Redding CA Wastewater System Revenue, 5.00% due 6/1/2029 - 6/1/2031	2,760,000	3,678,652

SCHEDULE OF INVESTMENTS, Continued
Thornburg California Limited Term Municipal Fund	June 30, 2021 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE
	Redevelopment Agency of the City of Rialto (Merged Project Area; Insured: BAM), Series A, 5.00% due 9/1/2023 - 9/1/2024	$ 1,050,000	$ 1,176,109
	Ripon Redevelopment Agency Successor Agency (Insured: BAM), 4.00% due 11/1/2030 - 11/1/2031	1,025,000	1,266,060
	Riverside County Infrastructure Financing Authority (Capital Improvement Projects), Series A, 5.00% due 11/1/2021	500,000	507,970
	Riverside County Office of Education Pooled Notes, Series A, 2.00% due 12/1/2021	2,000,000	2,015,580
	Riverside County Public Financing Authority (Capital Facilities Project), 5.00% due 11/1/2021 - 11/1/2025	2,000,000	2,203,750
	Riverside County Public Financing Authority (Riverside County), 5.00% due 11/1/2026	1,000,000	1,186,380
	Riverside Financing Authority (Educational Facilities; Insured: BAM) USD, 5.00% due 9/1/2022 - 9/1/2025	1,245,000	1,403,382
	Riverside Redevelopment Agency Successor Agency, Series A, 5.00% due 9/1/2022	600,000	633,624
	Sacramento City (Educational Facilities Improvements) USD GO, 5.00% due 7/1/2021	3,600,000	3,600,396
	Sacramento City (Educational Facilities Improvements; Insured: AGM) USD GO, 5.00% due 7/1/2021 - 7/1/2022	1,100,000	1,133,022
	Sacramento City Schools Joint Power Financing Authority (Sacramento City USD Educational Facility Sublease; Insured: BAM), Series A, 5.00% due 3/1/2022 - 3/1/2025	4,530,000	4,993,141
	Sacramento County (Insured: AGM) COP, 5.00% due 10/1/2026 - 10/1/2029	2,965,000	3,731,417
	Sacramento County Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District),
	5.00% due 12/1/2031	1,000,000	1,390,050
	Series A, 5.00% due 12/1/2027 - 12/1/2029	2,820,000	3,673,607
[b]	Sacramento Municipal Utility District, Series A, 5.00% due 8/15/2049 (put 10/17/2023)	600,000	651,252
	Salinas Valley Solid Waste Authority (Insured: AGM) AMT , Series A, 5.00% due 8/1/2023	1,530,000	1,675,228
	San Bernardino City (Insured: AGM) USD GO, Series A, 4.00% due 8/1/2029	1,000,000	1,228,960
	San Bernardino Redevelopment Agency Successor Agency (Insured: AGM), Series A, 5.00% due 12/1/2023	150,000	166,139
	San Diego (Educational System Capital Projects) USD GO, Series R-3, 5.00% due 7/1/2023 - 7/1/2024	8,000,000	8,834,520
	San Diego County Regional Airport Authority,
	5.00% due 7/1/2029 - 7/1/2030	2,000,000	2,611,820
	Series A, 5.00% due 7/1/2030	330,000	426,400
	San Diego Redevelopment Agency Successor Agency, Series A, 5.00% due 9/1/2021 - 9/1/2028	350,000	394,733
	San Francisco City and County Airports Commission (San Francisco International Airport), Series A, 5.00% due 5/1/2026	5,000,000	6,067,700
	San Francisco City and County Airports Commission (San Francisco International Airport) AMT, Series H, 5.00% due 5/1/2028	6,500,000	8,223,605
	San Jose, Series A-1, 3.50% due 10/1/2021	25,000	25,182
	San Jose Redevelopment Agency Successor Agency, Series B, 5.00% due 8/1/2021	500,000	501,900
	San Mateo County Joint Powers Financing Authority (Maple Street Correctional Center), 5.00% due 6/15/2022 - 6/15/2023	1,585,000	1,686,337
[d]	San Mateo Foster City Public Financing Authority, Series B, 5.00% due 8/1/2025	700,000	828,212
	Santa Clara County Financing Authority (Multiple Facilities Projects), Series P, 5.00% due 5/15/2025	6,755,000	7,957,998
	Santa Margarita Water District (Talega Community Facilities), Series A, 5.00% due 9/1/2026 - 9/1/2027	1,050,000	1,296,621
	Semitropic Water Storage Improvement District (Irrigation Water System; Insured: AGM), Series A, 5.00% due 12/1/2022 - 12/1/2027	3,535,000	4,104,870
	South Bay/San Diego County USD GO, Zero Coupon due 8/1/2022	2,250,000	2,246,872
	South Placer Wastewater Authority (Roseville), 5.00% due 11/1/2029 - 11/1/2030	700,000	924,135
	Southern California Public Power Authority (Canyon Power Project), Series A, 5.00% due 7/1/2029 - 7/1/2030	2,750,000	3,224,197
	Southern California Public Power Authority (Magnolia Power Project), 5.00% due 7/1/2022	2,795,000	2,929,132
	Southwestern Community College District GO, Series B, 4.00% due 8/1/2024 - 8/1/2026	1,125,000	1,287,036
[a]	State of California GO, 5.00% due 11/1/2029	5,000,000	6,618,800
	Stockton (Insured: BAM) USD GO, 5.00% due 8/1/2027	1,200,000	1,432,692
	Stockton Public Financing Authority (Insured: BAM),
	5.00% due 9/1/2021	100,000	100,785
	Series A, 5.00% due 10/1/2031	1,270,000	1,608,112
	Stockton Public Financing Authority (Stockton Water Revenue; Green Bond; Insured: BAM), Series A, 5.00% due 10/1/2021 - 10/1/2027	3,545,000	4,083,782
	Stockton Public Financing Authority (Stockton Water Revenue; Insured: BAM), Series A, 5.00% due 10/1/2028	545,000	698,150
	Successor Agency to the City of Colton Redevelopment Agency (Multiple Redevelopment Project Areas; Insured: BAM), 5.00% due 8/1/2021 - 8/1/2025	2,815,000	3,077,722
	Successor Agency to the City of Riverside Redevelopment Agency (Multiple Redevelopment Project Areas), Series A, 5.00% due 9/1/2023 - 9/1/2024	2,985,000	3,343,099
	Successor Agency to the City of San Diego Redevelopment Agency (Multiple Redevelopment Project Areas), Series A, 5.00% due 9/1/2025 - 9/1/2026	1,990,000	2,346,167
	Successor Agency to the Commerce Community Development Commission (Multiple Redevelopment Project Areas; Insured: AGM), Series A, 5.00% due 8/1/2027 - 8/1/2030	3,315,000	4,003,204
	Successor Agency to the Community Development Agency of the City of Menlo Park (Las Pulgas Community Development Project; Insured: AGM), 5.00% due 10/1/2022 - 10/1/2025	1,400,000	1,541,947
	Successor Agency to the Community Redevelopment Agency of the City of Palmdale (Merged Redevelopment Project Areas), Series A, 5.00% due 9/1/2025 - 9/1/2026	1,000,000	1,196,200
	Successor Agency to the Poway Redevelopment Agency (Paguay Redevelopment Project), Series A, 5.00% due 6/15/2025	4,665,000	5,475,824
	Successor Agency to the Rancho Cucamonga Redevelopment Project (Rancho Redevelopment Project Area; Insured: AGM), 5.00% due 9/1/2023 - 9/1/2024	3,350,000	3,763,498
	Successor Agency to the Redevelopment Agency of the City and County of San Francisco (San Francisco Redevelopment Projects), Series C, 5.00% due 8/1/2021	1,000,000	1,003,820
	Successor Agency to the Redevelopment Agency of the City of San Mateo (Multiple Redevelopment Project Areas), Series A, 5.00% due 8/1/2025	425,000	501,224
	Successor Agency to the Redevelopment Agency of the City of Stockton (Redevelopment of Midtown, North and South Stockton and Waterfront Areas; Insured: AGM), Series A, 5.00% due 9/1/2026 - 9/1/2027	2,000,000	2,421,260

SCHEDULE OF INVESTMENTS, Continued
Thornburg California Limited Term Municipal Fund	June 30, 2021 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE
	Successor Agency to the Richmond County Redevelopment Agency (Joint Powers Financing Authority & Harbour Redevelopment Project; Insured: BAM), Series A, 5.00% due 9/1/2022 - 9/1/2024	$ 1,250,000	$ 1,374,554
	Successor Agency to the Rosemead Community Development Commission (Rosemead Merged Project Area; Insured: BAM), 5.00% due 10/1/2021 - 10/1/2026	4,090,000	4,542,575
	Temecula Valley Financing Authority (Educational Facilities; Insured: BAM) USD, 5.00% due 9/1/2021 - 9/1/2025	1,890,000	2,056,043
	Temecula Valley Financing Authority (Insured: BAM) USD, 5.00% due 9/1/2027	2,220,000	2,565,587
	Trustees of the California State University (Educational Facilities Improvements), Series A, 5.00% due 11/1/2026	1,000,000	1,212,090
	Tulare County Transportation Authority, 5.00% due 2/1/2029 - 2/1/2030	3,135,000	4,135,342
	Tulare Public Financing Authority (Insured: BAM),
	4.00% due 4/1/2022	250,000	256,918
	5.00% due 4/1/2023 - 4/1/2028	1,410,000	1,651,546
	Turlock Public Financing Authority Water Revenue, 4.00% due 3/1/2027	1,000,000	1,006,370
	Val Verde (Insured: BAM) USD GO, Series A, 4.00% due 8/1/2021 - 8/1/2023	1,525,000	1,582,003
	Vallejo City (Insured: BAM) USD GO, 5.00% due 8/1/2031	840,000	1,136,008
	Ventura County Community College District GO, 5.00% due 8/1/2024	835,000	937,964
	Ventura County Public Financing Authority (Office Building Purchase and Improvements), Series B, 5.00% due 11/1/2023 - 11/1/2024	1,560,000	1,733,582
	Vista Redevelopment Agency (Vista Redevelopment Project; Insured: AGM), Series B1, 5.00% due 9/1/2021 - 9/1/2023	1,000,000	1,061,382
	West Contra Costa (Insured: AGM) USD GO,
	Series E, 4.00% due 8/1/2021 - 8/1/2025	2,320,000	2,422,603
	Series F, 4.00% due 8/1/2021 - 8/1/2024	4,230,000	4,390,113
	West Contra Costa (Insured: Natl-Re) USD GO, Zero Coupon due 8/1/2028	160,000	147,493
	William S. Hart Union High School District (Educational Facilities; Insured: AGM) GO, Series B, Zero Coupon due 9/1/2021	800,000	799,544
	TOTAL LONG-TERM MUNICIPAL BONDS — 93.0% (Cost $431,196,397)		$448,164,694
	SHORT-TERM MUNICIPAL BONDS — 4.9%
[b]	Abag Finance Authority for Nonprofit Corps. (Sharp Healthcare Obligated Group; LOC U.S. Bank N.A.), Series A, 0.01% due 8/1/2024 (put 7/8/2021)	2,350,000	2,350,000
[b]	Bay Area Toll Authority (San Francisco Bay Area Toll Bridge; LOC Tokyo-Mitsubish UFJ), Series A2, 0.01% due 4/1/2047 (put 7/8/2021)	700,000	700,000
[b]	California Municipal Finance Authority (Chevron USA, Inc.; Guaranty: Chevron Corp.), 0.01% due 11/1/2035 (put 7/1/2021)	8,700,000	8,700,000
[b]	City of Irvine CA (Irvine Reassessment District No 05-21; LOC U.S. BANK N.A.), Series A, 0.01% due 9/2/2050 (put 7/1/2021)	800,000	800,000
[b]	Irvine Ranch Water District (Variable-IMPT Dists-Cons; LOC Bank of America N.A.), Series B, 0.01% due 10/1/2041 (put 7/1/2021)	1,085,000	1,085,000
[b]	Irvine Ranch Water District (Variable-IMPT Dists-Cons; LOC U.S. Bank N.A.), Series A, 0.01% due 10/1/2041 (put 7/1/2021)	500,000	500,000
[b]	Los Angeles Department of Water & Power Power System Revenue (Power System Capital Improvements; SPA Bank of America N.A.), Series A3, 0.01% due 7/1/2035 (put 7/1/2021)	1,020,000	1,020,000
[b]	Los Angeles Department of Water & Power Power System Revenue (Power System Capital Improvements; SPA UBS AG), Series B2, 0.01% due 7/1/2035 (put 7/1/2021)	3,200,000	3,200,000
[b]	Metropolitan Water District of Southern California (SPA PNC Bank, N.A.), Series B3, 0.01% due 7/1/2035 (put 7/1/2021)	600,000	600,000
[b]	Regents of the University of California Medical Center Pooled Revenue, Series B2, 0.03% due 5/15/2032 (put 7/1/2021)	1,080,000	1,080,000
[b]	Sacramento Suburban Water District (LOC Sumitomo Mitsui Banking) COP, Series A, 0.02% due 11/1/2034 (put 7/8/2021)	2,380,000	2,380,000
[b]	San Diego County Regional Transportation Commission (SPA JPMorgan Chase Bank, N.A.), Series B, 0.01% due 4/1/2038 (put 7/8/2021)	1,160,000	1,160,000
	TOTAL SHORT-TERM MUNICIPAL BONDS — 4.9% (Cost $23,575,000)		$23,575,000
	Total Investments — 97.9% (Cost $454,771,397)		$471,739,694
	Other Assets Less Liabilities — 2.1%		10,083,366
	Net Assets — 100.0%		$481,823,060

Footnote Legend
a	Segregated as collateral for a when-issued security.
b	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2021.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2021, the aggregate value of these securities in the Fund’s portfolio was $1,248,090, representing 0.26% of the Fund’s net assets.
d	When-issued security.

SCHEDULE OF INVESTMENTS, Continued
Thornburg California Limited Term Municipal Fund	June 30, 2021 (Unaudited)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA	Insured by American Capital Access
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
COP	Certificates of Participation
ETM	Escrowed to Maturity
GO	General Obligation
HFFA	Health Facilities Financing Authority
LOC	Letter of Credit
Natl-Re	Insured by National Public Finance Guarantee Corp.
SPA	Stand-by Purchase Agreement
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg California Limited Term Municipal Fund	June 30, 2021 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg California Limited Term Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers four classes of shares of beneficial interest: Class A, Class C, Class C2 and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.